Stockholders' equity, Other Components of Equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Other components of equity [Abstract]
Balance, beginning of period	$ 1,801,024		$ 1,819,098		$ 2,247,408
Defined benefit plan	8,453		31,121		33,691
Tax expense	(2,536)		8,133		77,253
Total net of taxes	5,917		(18,977)		(180,256)
Balance, end of period	1,974,377		1,801,024		1,819,098
Adjustment of assets available for sale of fair value	291,200
Legal Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period	216,948		216,948		216,948
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation	0	[1]	0	[1]	0	[2]
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	216,948		216,948		216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period	(70,733)		(92,518)		(116,102)
Defined benefit plan	8,453		31,122		33,691
Reclassification from disposal of properties and depreciation	0	[1]	0	[1]	0	[2]
Total before taxes	8,453		31,122		33,691
Tax expense	(2,536)		(9,337)		(10,107)
Total net of taxes	5,917		21,785		23,584
Balance, end of period	(64,816)		(70,733)		(92,518)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period	77,106		77,106		77,106
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation	0	[1]	0	[1]	0	[2]
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	77,106		77,106		77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period	(247,668)		(247,668)		(247,668)
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation	0	[1]	0	[1]	0	[2]
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	(247,668)		(247,668)		(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period	753,439		824,600		1,069,391
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation	(41,797)	[1]	(88,630)	[1]	(332,151)	[2]
Total before taxes	(41,797)		(88,630)		(332,151)
Tax expense	12,639		17,469		87,360
Total net of taxes	(29,158)		(71,161)		(244,791)
Balance, end of period	724,281		753,439		824,600
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period	729,092		778,468		999,675
Defined benefit plan	8,453		31,122		33,691
Reclassification from disposal of properties and depreciation	(41,797)	[1]	(88,630)	[1]	(332,151)	[2]
Total before taxes	(33,344)		(57,508)		(298,460)
Tax expense	10,103		8,132		77,253
Total net of taxes	(23,241)		(49,376)		(221,207)
Balance, end of period	$ 705,851		$ 729,092		$ 778,468

[1]	It corresponds to the reclassification of the revaluation surplus to accumulated results from the sale of properties, as well as the depreciation for the period of revaluation of properties.
[2]	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.